Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Standards Updates:

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The adoption of the new guidance for fair value measurements had no effect on the Company’s interim condensed consolidated financial statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable, insurance claims, prepayments and advances, and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company monitors the credit risk regarding charterer’s turnover in order to review its reliance on individual charterers. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings. Credit risk with respect to trade account receivable is considered high due to the fact that the Company’s total income is derived from a few charterers. During the nine months ended September 30, 2013 and 2012 the following charterers individually accounted for more than 10% of the Company’s voyage revenues:

Charterer	For the nine months ended September 30, 2013	For the nine months ended September 30, 2012
A	26.3%	27.6%
B	18.1%	12.3%
C	Less than 10%	Less than 10%
D	Less than 10%	Less than 10%